Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 157,697	$ 173,871	$ 171,239
Adjustments for:
Interest income	(20,192)	(16,256)	(14,928)
Finance costs	8,199	859	1,650
Depreciation	1,766	12	6
Amortization	857	726	0
Dividend income	(9,935)	(6,412)	(6,266)
Gain from disposed financial assets at fair value through profit or loss and settled derivative financial assets	(123,634)	(22,106)	(16,094)
Gain from a bargain purchase	(4,469)	(4,848)	0
Gain from disposal of subsidiaries	(64,328)	(14,750)	0
Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets)	40,899	20,609	(76,867)
Net fair value changes on derivative financial assets	0	(61,897)	6,947
Net fair value changes on derivative financial liability	0	(1,704)	0
Share of losses of joint ventures	2,335	0	0
Impairment losses under expected credit loss model on financial assets	4,988	501	0
Operating cash flows before changes in working capital	(5,817)	68,605	65,687
(Increase)/decrease in accounts receivable	10,668	(29,225)	(1,175)
Decrease in prepayments, deposits and other receivables	5,326	11,489	379
Increase/(decrease) in other payables and accruals	15,570	(11,432)	(4,640)
Decrease in restricted cash	280	65	0
Decrease in provisions	(355)	(95)	0
Changes in accounts payable and other assets	(1,156)	7,736	1,831
Repayment of operating lease liabilities	(81)	0	0
Cash generated from operations	24,435	47,143	62,082
Profits tax paid	(1,605)	(30,992)	(12,408)
Dividend received	9,935	6,412	6,266
Interest received	7,213	4,058	2
Net cash generated from operating activities	39,978	26,621	55,942
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of items of property, plant and equipment	(72)	(2)	0
Purchase of financial assets at fair value through profit or loss	(1,591)	(4,806)	(1,279)
Increase in amount due from immediate holding company	(404,364)	(68,723)	(44,731)
Acquisition of subsidiaries, net of cash acquired	1,347	13,326	0
Cash disposed of upon disposal of subsidiaries	(514)	(18,473)	0
Acquisition of additional interests of the subsidiaries	(1,647)	0	0
Collection of consideration receivable	90,687	0	0
Amount received from former subsidiaries	23,860	0	0
Amount received from a non-controlling shareholder of a subsidiary	20,000	0	0
Amount received from amounts due from joint ventures	6,515	0	0
Advance to a non-controlling shareholder of a subsidiary	(1,561)	0	0
Receipt of return from movie income right investments	0	2,680	0
Proceeds from disposal of financial assets at fair value through profit or loss	373	2,047	0
Net cash used in investing activities	(266,967)	(73,951)	(46,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares	93,600	25,041	0
Proceeds from issue of shares of a subsidiary	100,000	139,149	0
Repayment of bank borrowings	(396)	(29,895)	0
Redemption of perpetual securities	0	0	(6,322)
Proceeds from bank borrowings	25,000	0	20,000
Distribution to perpetual securities holders	(2,796)	(15,853)	(15,941)
Financing costs paid	(6,060)	(803)	(600)
Capital injection by non-controlling interest	0	0	1,990
Net cash flows (used in)/generated from financing activities	209,348	117,639	(873)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(17,641)	70,309	9,059
Cash and cash equivalents at beginning of year	138,297	67,494	58,561
Effect of foreign exchange rate change, net	(422)	494	(126)
CASH AND CASH EQUIVALENTS AT END OF YEAR	120,234	138,297	67,494
Cash and bank balances	$ 120,234	$ 138,297	$ 67,494